Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Australia (1.9%)
	BHP Group Ltd. (XLON)	2,422,017	67,536
	Woodside Energy Group Ltd. (XASX)	437,661	9,270
	BHP Group Ltd.	255,591	7,319
	Australia & New Zealand Banking Group Ltd.	388,056	5,910
	QBE Insurance Group Ltd.	537,826	4,519
	Santos Ltd.	820,652	4,161
	Macquarie Group Ltd.	35,753	4,071
	CSL Ltd.	21,411	3,976
	Cleanaway Waste Management Ltd.	1,569,796	2,733
	Newcrest Mining Ltd.	149,177	2,125
	Telstra Corp. Ltd.	714,065	1,899
*	Qantas Airways Ltd.	589,706	1,825
	ALS Ltd.	235,735	1,744
	Beach Energy Ltd.	1,461,965	1,741
	BlueScope Steel Ltd.	157,897	1,740
	Brambles Ltd.	230,271	1,703
	Aristocrat Leisure Ltd.	69,790	1,660
	carsales.com Ltd. (XASX)	122,456	1,556
	James Hardie Industries plc GDR	68,991	1,511
	Metcash Ltd.	475,359	1,393
	Evolution Mining Ltd.	783,591	1,280
	Challenger Ltd.	243,076	1,151
	Woodside Energy Group Ltd.	46,185	1,015
	IPH Ltd.	166,774	938
*	AMP Ltd.	1,309,583	865
	OZ Minerals Ltd.	50,604	622
	GWA Group Ltd.	399,506	543
	Orica Ltd.	47,870	524
	Domain Holdings Australia Ltd.	104,523	217
*	Carsales.com Ltd. Rights Exp. 7/13/22	29,437	—
			135,547
Austria (0.1%)
	Wienerberger AG	236,741	5,112
	Oesterreichische Post AG	72,711	2,080
			7,192
Belgium (0.1%)
	Anheuser-Busch InBev SA	68,275	3,677
Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	16,203,300	33,933
	Porto Seguro SA	1,555,650	5,279
			39,212

		Shares	Market Value ($000)
Canada (2.0%)
*	Shopify Inc. Class A (XTSE)	605,350	18,911
	Fairfax Financial Holdings Ltd.	23,556	12,483
	Brookfield Asset Management Inc. Class A	268,093	11,926
	Canadian Natural Resources Ltd.	202,193	10,865
	Loblaw Cos. Ltd.	95,963	8,655
	Constellation Software Inc.	5,474	8,126
	Canadian Pacific Railway Ltd. (XTSE)	107,668	7,521
	Barrick Gold Corp. (XTSE)	421,826	7,462
	Ritchie Bros Auctioneers Inc.	100,425	6,534
	Alimentation Couche Tard Inc.	161,084	6,283
	First Quantum Minerals Ltd.	293,289	5,564
	Franco-Nevada Corp.	37,138	4,885
	Bank of Nova Scotia	82,245	4,868
*,1	Spin Master Corp.	144,014	4,700
	PrairieSky Royalty Ltd.	326,545	4,112
	SNC-Lavalin Group Inc.	227,318	3,910
	Finning International Inc.	139,884	2,944
	BCE Inc.	59,004	2,900
*	Air Canada Class A	210,268	2,620
	Magna International Inc.	42,938	2,358
	Rogers Communications Inc. Class B	48,212	2,310
	Gildan Activewear Inc.	75,133	2,163
			142,100
China (3.3%)
*	Alibaba Group Holding Ltd.	2,770,936	39,529
	Ping An Insurance Group Co. of China Ltd. Class H	4,715,500	32,458
*	Li Auto Inc. ADR	842,579	32,279
*,1	Meituan Class B	1,185,800	29,591
*	Brilliance China Automotive Holdings Ltd.	16,914,000	12,636
	China Mengniu Dairy Co. Ltd.	2,250,000	11,280
	Li Ning Co. Ltd.	1,084,000	10,093
	Midea Group Co. Ltd. Class A	1,097,819	9,936
	Zhongsheng Group Holdings Ltd.	1,372,500	9,697
*	Weichai Power Co. Ltd. Class H	6,086,000	9,693
	Shenzhou International Group Holdings Ltd.	634,700	7,747
[1]	BOC Aviation Ltd.	714,700	6,043
*	Vipshop Holdings Ltd. ADR	581,430	5,750
	Sany Heavy Industry Co. Ltd. Class A	1,815,900	5,182
*	Baidu Inc. ADR	33,201	4,938
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	260,958	2,010
			228,862
Denmark (1.2%)
	Novo Nordisk A/S Class B	218,288	24,209
*	Genmab A/S	68,096	22,093
	Vestas Wind Systems A/S	465,864	9,905
	Coloplast A/S Class B	72,173	8,246
*	Demant A/S	165,257	6,212
	Carlsberg A/S Class B	48,313	6,175
	GN Store Nord A/S	167,861	5,922
[1]	Orsted A/S	36,696	3,865
			86,627
Finland (0.1%)
	Sampo OYJ Class A	159,961	6,991
	Wartsila OYJ Abp	412,344	3,232
			10,223

		Shares	Market Value ($000)
France (2.0%)
	Pernod Ricard SA	340,818	63,009
	Eurofins Scientific SE	168,229	13,286
[2]	EssilorLuxottica SA	57,010	8,643
	Edenred	174,025	8,244
*	Ubisoft Entertainment SA	184,936	8,156
	Legrand SA	92,819	6,892
	BNP Paribas SA	140,715	6,731
	Schneider Electric SE	53,503	6,375
	Thales SA	51,871	6,369
	ArcelorMittal SA	226,312	5,075
	AXA SA	219,904	5,023
	Alten SA	26,415	2,894
*	JCDecaux SA	105,072	1,770
	Vicat SA	37,085	1,026
			143,493
Germany (1.1%)
	Deutsche Boerse AG	158,066	26,544
	adidas AG	139,049	24,699
*	HelloFresh SE	146,116	4,767
	Brenntag SE	64,858	4,247
	Bayerische Motoren Werke AG	50,965	3,951
	Fresenius Medical Care AG & Co. KGaA	75,347	3,775
	Volkswagen AG Preference Shares	27,080	3,646
	BASF SE	78,170	3,420
	Stabilus SA	51,496	2,531
[1]	Befesa SA	49,527	2,414
			79,994
Hong Kong (1.8%)
	AIA Group Ltd.	8,611,000	94,089
*	Sands China Ltd.	4,076,800	9,808
	Techtronic Industries Co. Ltd.	846,000	8,834
	Jardine Matheson Holdings Ltd.	73,900	3,883
	Galaxy Entertainment Group Ltd.	495,000	2,965
	Swire Pacific Ltd. Class A	338,000	2,019
	CK Hutchison Holdings Ltd.	276,192	1,874
	Stella International Holdings Ltd.	1,603,673	1,530
	ASM Pacific Technology Ltd.	112,800	960
*	Esprit Holdings Ltd. (XHKG)	3,254,614	587
	First Pacific Co. Ltd.	1,275,250	496
	Johnson Electric Holdings Ltd.	324,000	420
			127,465
India (2.8%)
[1]	Reliance Industries Ltd. GDR	1,438,038	94,014
	Housing Development Finance Corp. Ltd.	1,758,276	48,646
	HDFC Bank Ltd. ADR	270,846	14,886
	Tata Consultancy Services Ltd.	299,895	12,454
	Infosys Ltd. ADR	484,110	8,961
	Marico Ltd.	933,979	5,664
	Havells India Ltd.	374,623	5,230
	Dabur India Ltd.	803,735	5,056
			194,911
Indonesia (0.2%)
	Bank Central Asia Tbk PT	29,579,300	14,403
Ireland (1.8%)
*	Ryanair Holdings plc ADR	817,647	54,987

		Shares	Market Value ($000)
	CRH plc (XDUB)	1,580,404	54,461
	Bank of Ireland Group plc	1,057,917	6,687
*	Flutter Entertainment plc	52,023	5,274
*	Flutter Entertainment plc (XDUB)	20,310	2,052
	Irish Continental Group plc	434,096	1,616
*,3	Irish Bank Resolution Corp.	122,273	—
			125,077
Italy (0.2%)
	CNH Industrial NV	613,923	7,100
	UniCredit SpA	378,756	3,620
*	Iveco Group NV	122,784	650
[2]	Saipem SpA	39,169	105
*,2	Saipem SpA Rights Exp. 7/11/22	39,169	52
			11,527
Japan (5.5%)
	Olympus Corp.	3,126,000	63,349
	SMC Corp.	66,700	29,691
	Sysmex Corp.	426,100	25,711
	Denso Corp.	379,100	20,010
	CyberAgent Inc.	1,898,800	19,023
	Hitachi Ltd.	321,300	15,284
	Nippon Telegraph & Telephone Corp.	395,900	11,376
	Tokio Marine Holdings Inc.	159,700	9,312
	Hoshizaki Corp.	303,200	9,037
	ITOCHU Corp.	286,200	7,721
	TDK Corp.	246,100	7,609
	SCSK Corp.	447,000	7,591
	Daiwa House Industry Co. Ltd.	283,500	6,630
	Sumitomo Mitsui Trust Holdings Inc.	213,600	6,602
	Toyota Industries Corp.	105,400	6,536
	Seven & i Holdings Co. Ltd.	166,600	6,464
	INFRONEER Holdings Inc.	871,800	6,196
	Japan Post Holdings Co. Ltd.	820,300	5,869
	Nissan Chemical Corp.	126,100	5,820
	Marui Group Co. Ltd.	322,900	5,653
	East Japan Railway Co.	105,300	5,386
	Toyota Motor Corp.	348,100	5,371
	Sumitomo Mitsui Financial Group Inc.	164,000	4,875
	Kyocera Corp.	88,000	4,704
	Kirin Holdings Co. Ltd.	297,700	4,703
	Bridgestone Corp.	123,900	4,517
	Daifuku Co. Ltd.	78,900	4,516
	Air Water Inc.	353,500	4,455
	Dai-ichi Life Holdings Inc.	229,900	4,252
	Fukuoka Financial Group Inc.	234,400	4,222
	MatsukiyoCocokara & Co.	102,200	4,133
	Yakult Honsha Co. Ltd.	71,200	4,107
	KDDI Corp.	124,500	3,926
	Sumitomo Metal Mining Co. Ltd.	123,700	3,835
	Sekisui Chemical Co. Ltd.	268,500	3,681
	NTT Data Corp.	254,100	3,525
	Persol Holdings Co. Ltd.	191,700	3,500
	Nintendo Co. Ltd.	7,700	3,311
	NEC Corp.	81,000	3,160
	Senko Group Holdings Co. Ltd.	464,200	3,007
	Omron Corp.	53,200	2,708
	Miura Co. Ltd.	135,500	2,685

		Shares	Market Value ($000)
	Daiwa Securities Group Inc.	568,800	2,547
	NSK Ltd.	472,900	2,544
	Nomura Co. Ltd.	352,100	2,413
	Fuji Media Holdings Inc.	259,400	2,197
	TechnoPro Holdings Inc.	106,400	2,136
	Sawai Group Holdings Co. Ltd.	69,500	2,108
	Taiheiyo Cement Corp.	140,600	2,095
	Alfresa Holdings Corp.	129,300	1,738
	Aeon Delight Co. Ltd.	72,300	1,583
	Shiseido Co. Ltd.	14,600	589
			384,013
Luxembourg (0.0%)
	L'Occitane International SA	489,880	1,536
Mexico (0.2%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	527,341	7,345
	Grupo Financiero Banorte SAB de CV Class O	1,153,300	6,433
			13,778
Netherlands (2.2%)
	Prosus NV	1,684,351	109,068
*,1	Adyen NV	14,535	20,976
	ASML Holding NV	14,578	6,887
	Heineken NV	66,162	6,022
	Koninklijke Ahold Delhaize NV	169,651	4,416
	Koninklijke KPN NV	1,125,548	4,005
	Boskalis Westminster	112,756	3,777
*,1	Just Eat Takeaway.com NV	69,546	1,093
			156,244
New Zealand (0.0%)
	Fletcher Building Ltd.	508,715	1,597
Norway (0.7%)
	Schibsted ASA Class A	836,918	15,118
	Equinor ASA	383,299	13,356
*	Adevinta ASA	1,594,397	11,738
	Schibsted ASA Class B	205,592	3,368
	DNB Bank ASA	168,910	3,058
			46,638
Peru (0.1%)
	Southern Copper Corp.	194,428	9,684
Russia (0.0%)
*,3	Sberbank of Russia PJSC	3,912,108	—
[3]	X5 Retail Group NV GDR (Registered)	227,797	—
*,3	Mail.Ru Group Ltd. GDR (Registered) (XLON)	128,137	—
[3]	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.6%)
*	Sea Ltd. ADR	385,121	25,749
	DBS Group Holdings Ltd.	296,700	6,349
	United Overseas Bank Ltd.	173,200	3,272
	Great Eastern Holdings Ltd.	127,300	1,796
	Singapore Telecommunications Ltd.	585,600	1,066
	Delfi Ltd.	1,013,500	547
	Singapore Land Group Ltd.	126,200	232
			39,011

		Shares	Market Value ($000)
South Africa (0.7%)
	Naspers Ltd. Class N	100,851	14,733
	Bid Corp. Ltd.	476,029	8,975
	Capitec Bank Holdings Ltd.	60,832	7,456
	Clicks Group Ltd.	382,524	6,433
	African Rainbow Minerals Ltd.	397,323	5,241
[1]	Pepkor Holdings Ltd.	3,987,004	4,684
	Anglo American Platinum Ltd.	50,196	4,380
			51,902
South Korea (0.5%)
	Samsung Electronics Co. Ltd.	254,875	11,242
*	Coupang Inc.	829,098	10,571
	Shinhan Financial Group Co. Ltd.	242,464	6,953
	SK Hynix Inc.	92,354	6,521
			35,287
Spain (0.2%)
	Fluidra SA	209,327	4,259
	Viscofan SA	47,747	2,634
	CaixaBank SA	371,118	1,300
[1]	Gestamp Automocion SA	367,575	1,284
	Acerinox SA	106,297	1,032
			10,509
Sweden (1.2%)
	Atlas Copco AB Class B	3,270,828	27,406
	Epiroc AB Class B	1,594,898	21,613
	Swedish Match AB	1,010,780	10,312
*	Spotify Technology SA	76,830	7,209
	Assa Abloy AB Class B	332,527	7,096
	Sandvik AB	273,187	4,452
	Svenska Handelsbanken AB Class A	498,828	4,282
*	Nordic Entertainment Group AB Class B	121,886	2,504
	Modern Times Group MTG AB Shares B	167,595	1,350
	Modern Times Group MTG AB Shares B (XSTO)	167,595	410
			86,634
Switzerland (1.1%)
	Cie Financiere Richemont SA Class A (Registered)	356,312	38,326
	Roche Holding AG	38,777	12,963
*,1	Wizz Air Holdings plc	407,145	8,756
	Geberit AG (Registered)	16,555	7,965
	ABB Ltd. (Registered)	139,758	3,748
	Holcim Ltd.	83,738	3,591
	Adecco Group AG (Registered)	69,291	2,362
			77,711
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,602,577	89,789
	Advantech Co. Ltd.	921,000	10,718
	Delta Electronics Inc.	1,053,351	7,854
	Chailease Holding Co. Ltd.	1,094,362	7,679
	Giant Manufacturing Co. Ltd.	471,469	3,811
	MediaTek Inc.	142,000	3,117
			122,968
United Kingdom (4.6%)
	Prudential plc (XLON)	4,840,821	60,216
	Rio Tinto plc	848,090	50,705
	BP plc	3,677,473	17,268
	Rightmove plc	1,604,997	11,122

		Shares	Market Value ($000)
	Compass Group plc	445,731	9,152
*	Farfetch Ltd. Class A	1,263,987	9,050
	Barclays plc	4,623,961	8,647
	HomeServe plc	592,786	8,487
	Diageo plc	195,942	8,463
	3i Group plc	621,301	8,421
	Lloyds Banking Group plc	14,981,902	7,708
	Glencore plc	1,371,571	7,429
	RELX plc	260,661	7,077
[1]	Auto Trader Group plc	1,035,917	7,016
	Intertek Group plc	131,517	6,760
*	Entain plc	436,258	6,639
	Reckitt Benckiser Group plc	88,244	6,637
	Unilever plc (XLON)	142,317	6,487
	Bunzl plc	190,607	6,330
	DCC plc	92,381	5,748
[1]	ConvaTec Group plc	1,762,998	4,832
*	SSP Group plc	1,619,285	4,597
	BAE Systems plc	388,676	3,935
	Standard Chartered plc	471,731	3,561
	Admiral Group plc	127,984	3,504
	Serco Group plc	1,606,474	3,407
*	Rolls-Royce Holdings plc	2,954,672	3,007
	ITV plc	3,715,632	2,967
	DS Smith plc	867,701	2,939
*	easyJet plc	648,979	2,915
	Euromoney Institutional Investor plc	174,989	2,867
	Tesco plc	893,582	2,785
*	WH Smith plc	151,778	2,609
	Future plc	123,039	2,604
	Inchcape plc	290,021	2,465
*	TUI AG (XETR)	1,387,940	2,257
*	John Wood Group plc	1,185,394	2,251
	Hays plc	1,356,720	1,855
	Jupiter Fund Management plc	967,507	1,740
	HSBC Holdings plc	222,400	1,455
*	Capita plc	3,045,387	946
	Provident Financial plc	345,036	840
*	Carnival plc	105,865	816
	Devro plc	283,707	638
	Prudential plc	32,550	397
	International Personal Finance plc	401,083	373
*	Cazoo Group Ltd.	124,034	89
*,1	Non-Standard Finance plc	159,227	3
			322,016
United States (57.5%)
	Elevance Health Inc.	494,290	238,535
	Microsoft Corp.	758,814	194,886
*	Alphabet Inc. Class C	65,879	144,107
	Thermo Fisher Scientific Inc.	237,335	128,939
	Moody's Corp.	419,569	114,110
	Mastercard Inc. Class A	351,019	110,740
*	Markel Corp.	69,710	90,152
	Royalty Pharma plc Class A	2,119,161	89,090
	Service Corp. International	1,234,670	85,340
	Martin Marietta Materials Inc.	281,958	84,373
	Arthur J Gallagher & Co.	485,099	79,091
	S&P Global Inc.	232,210	78,269

		Shares	Market Value ($000)
*	Booking Holdings Inc.	42,874	74,986
	Analog Devices Inc.	502,322	73,384
*	Meta Platforms Inc. Class A	439,618	70,888
*	Alphabet Inc. Class A	29,247	63,737
	Johnson & Johnson	349,830	62,098
*	Amazon.com Inc.	548,180	58,222
	Albemarle Corp.	261,683	54,687
*	Adobe Inc.	141,638	51,848
*	Fiserv Inc.	568,317	50,563
*	Dollar Tree Inc.	312,887	48,763
	Estee Lauder Cos. Inc. Class A	183,502	46,732
	TJX Cos. Inc.	834,007	46,579
	Merck & Co. Inc.	491,359	44,797
	Electronic Arts Inc.	363,994	44,280
*	Tesla Inc.	63,442	42,723
	Oracle Corp.	593,206	41,447
*	Alnylam Pharmaceuticals Inc.	282,617	41,220
	Broadcom Inc.	81,376	39,533
	Charles Schwab Corp.	608,786	38,463
	Vistra Corp.	1,678,269	38,348
*	Moderna Inc.	265,633	37,946
	Visa Inc. Class A	190,182	37,445
	Teradyne Inc.	411,285	36,831
*	Fair Isaac Corp.	90,310	36,205
	Broadridge Financial Solutions Inc.	251,608	35,867
	Fastenal Co.	698,807	34,884
*	KAR Auction Services Inc.	2,359,749	34,854
	Progressive Corp.	289,908	33,708
*	IQVIA Holdings Inc.	155,023	33,638
	Organon & Co.	993,986	33,547
	Newmont Corp.	556,492	33,206
	Micron Technology Inc.	593,095	32,786
	LyondellBasell Industries NV Class A	367,344	32,128
	United Parcel Service Inc. Class B	174,464	31,847
*	AutoZone Inc.	14,807	31,822
*	CBRE Group Inc. Class A	419,085	30,849
*	FTI Consulting Inc.	168,972	30,559
*	Alleghany Corp.	35,716	29,755
	Baker Hughes Co. Class A	992,138	28,643
	Linde plc	98,448	28,307
*	Autodesk Inc.	163,894	28,183
*	Trade Desk Inc. Class A	670,493	28,087
	Activision Blizzard Inc.	353,178	27,498
	First Republic Bank	188,038	27,115
	NortonLifeLock Inc.	1,219,280	26,775
	Wells Fargo & Co.	632,751	24,785
	Teleflex Inc.	99,620	24,492
	Marsh & McLennan Cos. Inc.	156,789	24,342
	Archer-Daniels-Midland Co.	312,997	24,289
*	Teradata Corp.	644,993	23,871
*	Henry Schein Inc.	304,761	23,387
*	Illumina Inc.	124,037	22,868
*	CoStar Group Inc.	373,979	22,592
*	SiteOne Landscape Supply Inc.	186,398	22,157
*,2	Chewy Inc. Class A	627,009	21,770
	Healthcare Services Group Inc.	1,247,084	21,712
	Weyerhaeuser Co.	654,503	21,677
	Westinghouse Air Brake Technologies Corp.	258,921	21,252

		Shares	Market Value ($000)
	Travelers Cos. Inc.	125,534	21,232
	Freeport-McMoRan Inc.	709,499	20,760
	M&T Bank Corp.	129,147	20,585
*	Datadog Inc. Class A	214,964	20,473
	Vontier Corp.	842,663	19,373
	Willis Towers Watson plc	97,186	19,184
*	Axalta Coating Systems Ltd.	866,573	19,160
*	ABIOMED Inc.	76,596	18,958
	Aon plc Class A (XNYS)	67,173	18,115
*	DoorDash Inc. Class A	260,952	16,745
	CH Robinson Worldwide Inc.	160,754	16,296
*	Novocure Ltd.	230,522	16,021
*	Certara Inc.	744,411	15,975
*	Upland Software Inc.	1,077,599	15,647
*	Visteon Corp.	148,871	15,420
*	Twilio Inc. Class A	173,110	14,508
	VF Corp.	325,088	14,359
*	Snowflake Inc. Class A	101,813	14,158
*	Cannae Holdings Inc.	724,843	14,019
*	Eventbrite Inc. Class A	1,297,060	13,321
*	Cloudflare Inc. Class A	303,056	13,259
*	Axon Enterprise Inc.	141,625	13,195
*	Howard Hughes Corp.	192,647	13,110
*	STAAR Surgical Co.	176,616	12,527
*	Vimeo Inc.	1,877,798	11,304
*	CarMax Inc.	111,739	10,110
*	Netflix Inc.	54,822	9,587
*	IAC/InterActiveCorp.	102,202	7,764
*	Exact Sciences Corp.	175,814	6,925
*,2	Wayfair Inc. Class A	148,992	6,490
*	Chegg Inc.	326,652	6,135
*,2	Oscar Health Inc. Class A	1,301,977	5,533
*	Carvana Co. Class A	104,920	2,369
*,1	Samsonite International SA	515,400	1,025
			4,036,251
Total Common Stocks (Cost $6,327,031)			6,746,089
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[4,5]	Vanguard Market Liquidity Fund, 1.417% (Cost $259,308)	2,593,924	259,315
Total Investments (99.8%) (Cost $6,586,339)			7,005,404
Other Assets and Liabilities—Net (0.2%)			14,032
Net Assets (100%)			7,019,436
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $190,296,000, representing 2.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,360,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $6,171,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	511	96,822	(1,195)
MSCI EAFE Index	September 2022	419	38,896	(304)
MSCI Emerging Markets Index	September 2022	386	19,352	(48)
				(1,547)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counter- parties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at June 30, 2022.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,240,000	1,025	—	4,241,025
Common Stocks—Other	174,469	2,330,595	—	2,505,064
Temporary Cash Investments	259,315	—	—	259,315
Total	4,673,784	2,331,620	—	7,005,404
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,547	—	—	1,547
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.